Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	¥ 18,135
Depreciation charge for the year	(10,709)	¥ (2,257)	¥ (1,251)
Property, plant and equipment at end of period	60,443	18,135
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	23,576	7,348
Acquisition from business combinations (Note 8)		769
Additions	54,427	15,508
Disposals	(1,874)	(49)
Property, plant and equipment at end of period	76,129	23,576	7,348
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(5,441)	(3,229)
Depreciation charge for the year	(10,709)	(2,257)
Disposals	464	45
Property, plant and equipment at end of period	(15,686)	(5,441)	(3,229)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	1,278
Property, plant and equipment at end of period	899	1,278
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	4,136	3,638
Acquisition from business combinations (Note 8)		498
Additions	425
Property, plant and equipment at end of period	4,561	4,136	3,638
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(2,858)	(2,227)
Depreciation charge for the year	(804)	(631)
Property, plant and equipment at end of period	(3,662)	(2,858)	(2,227)
Music Education Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	16,474
Property, plant and equipment at end of period	59,197	16,474
Music Education Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	18,226	2,793
Additions	53,830	15,440
Disposals	(1,859)	(7)
Property, plant and equipment at end of period	70,197	18,226	2,793
Music Education Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(1,752)	(294)
Depreciation charge for the year	(9,710)	(1,464)
Disposals	462	6
Property, plant and equipment at end of period	(11,000)	(1,752)	(294)
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	156
Property, plant and equipment at end of period	90	156
Furniture and Fixtures | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	335	232
Acquisition from business combinations (Note 8)		103
Additions	6
Property, plant and equipment at end of period	341	335	232
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(179)	(114)
Depreciation charge for the year	(72)	(65)
Property, plant and equipment at end of period	(251)	(179)	(114)
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	227
Property, plant and equipment at end of period	257	227
Office Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	879	685
Acquisition from business combinations (Note 8)		168
Additions	166	68
Disposals	(15)	(42)
Property, plant and equipment at end of period	1,030	879	685
Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(652)	(594)
Depreciation charge for the year	(123)	(97)
Disposals	2	39
Property, plant and equipment at end of period	¥ (773)	¥ (652)	¥ (594)